4. Significant Accounting Policies - Narrative (Details) $ in Millions		1 Months Ended		12 Months Ended
	Apr. 20, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables				€ 0	€ 0	€ 0
Dilutive effect of loan agreements and options | shares				0
Number of share options granted in share-based payment arrangement	240,000
Vesting period (in years)	3 years
Fair value of awards granted	€ 133,000
Purchase of intangible assets				€ 9,000	€ 150,000	€ 30,000
License
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets		$ 2	€ 1,649,000
Estimated useful life		19 years	19 years